Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 959		$ 682
Trade receivables - third party and affiliates (net of allowance for doubtful accounts - 2012: $9; 2011: $9)	827		871
Non-trade receivables, net	209		235
Inventories	711		712
Deferred income taxes	49		104
Marketable securities, at fair value	53		64
Other assets	31		35
Total current assets	2,839		2,703
Investments in affiliates	800		824
Property, plant and equipment (net of accumulated depreciation - 2012: $1,506; 2011: $1,316)	3,350		3,269
Deferred income taxes	606		421
Other assets	463		344
Goodwill	777		760
Intangible assets, net	165		197
Total assets	9,000		8,518
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	168		144
Trade payables - third party and affiliates	649		673
Other liabilities	475		539
Deferred income taxes	25		17
Income taxes payable	38		12
Total current liabilities	1,355		1,385
Long-term debt	2,930		2,873
Deferred income taxes	50		92
Uncertain tax positions	181		182
Benefit obligations	1,602		1,492
Other liabilities	1,152		1,153
Commitments and contingencies
Stockholders' Equity
Preferred stock, $0.01 par value, 100,000,000 shares authorized (2012 and 2011: 0 issued and outstanding)	0		0
Treasury stock, at cost (2012: 23,986,836 shares; 2011: 22,921,294 shares)	(905)		(860)
Additional paid-in capital	731		627
Retained earnings	1,993	[1]	1,664	[1]
Accumulated other comprehensive income (loss), net	(89)	[1]	(90)	[1]
Total Celanese Corporation stockholders' equity	1,730		1,341
Noncontrolling interests	0		0
Total equity	1,730		1,341
Total liabilities and equity	9,000		8,518
Series A common stock, $0.0001 par value, 400,000,000 shares authorized (2012: 183,629,237 issued and 159,642,401 outstanding; 2011: 179,385,105 issued and 156,463,811 outstanding)
Stockholders' Equity
Common stock	0		0
Series B common stock, $0.0001 par value, 100,000,000 shares authorized (2012 and 2011: 0 issued and outstanding)
Stockholders' Equity
Common stock	$ 0		$ 0

[1]	As Adjusted (Note 2)